Summary of Significant Accounting Policies - Schedule of Investment in Marketable Debt Securities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in marketable debt securities	$ 2,220	$ 2,275
Total investment in marketable debt securities	2,220	2,275
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in marketable debt securities	2,220	2,275
Total investment in marketable debt securities	2,220	2,275
Significant Other Observable Inputs (Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in marketable debt securities
Total investment in marketable debt securities
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in marketable debt securities
Total investment in marketable debt securities